Other Receivables Prepaid Expenses and Loans to Others (Details) - Schedule of other receivables and prepaid expenses - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Other Receivables And Prepaid Expenses Abstract
Government institutions	$ 924	$ 79
Prepaid expenses	469	126
Advances to suppliers	417	18
Other	118	192
Total	$ 1,928	$ 415